Lines of Businesses- Contribution of Segments to Overall Profitability (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Segment Reporting Information [Line Items]
Fee and other revenue	$ 11,894	[1]	$ 11,506	[2]	$ 11,696	[3]
Net interest revenue	3,009		2,973		2,984
Total revenue	14,903		14,479		14,680
Provision for credit losses	(35)		(80)		1
Noninterest expense	11,306		11,333		11,112
Income (loss) before taxes	3,632	[1]	3,226	[2]	3,567	[3]
Pre-tax operating margin (percent)	24.00%	[4]	22.00%	[4]	24.00%	[4]
Average assets	342,311		315,381		291,145
Investment Management
Segment Reporting Information [Line Items]
Fee and other revenue	3,726	[1]	3,507	[2]	3,243	[3]
Net interest revenue	260		214		204
Total revenue	3,986		3,721		3,447
Provision for credit losses	0		0		1
Noninterest expense	2,992		2,811		2,743
Income (loss) before taxes	994	[1]	910	[2]	703	[3]
Pre-tax operating margin (percent)	25.00%	[4]	24.00%	[4]	20.00%	[4]
Average assets	38,546		36,120		36,696
Investment Services
Segment Reporting Information [Line Items]
Fee and other revenue	7,640		7,368		7,656
Net interest revenue	2,514		2,440		2,568
Total revenue	10,154		9,808		10,224
Provision for credit losses	1		(2)		0
Noninterest expense	7,401		7,592		7,233
Income (loss) before taxes	2,752		2,218		2,991
Pre-tax operating margin (percent)	27.00%	[4]	23.00%	[4]	29.00%	[4]
Average assets	247,431		223,233		205,337
Other
Segment Reporting Information [Line Items]
Fee and other revenue	528		631		797
Net interest revenue	235		319		212
Total revenue	763		950		1,009
Provision for credit losses	(36)		(78)		0
Noninterest expense	913		930		1,136
Income (loss) before taxes	(114)		98		(127)
Average assets	$ 56,334		$ 56,028		$ 49,112

[1]	Total fee and other revenue includes income from consolidated investment management funds of $183 million, net of noncontrolling interests of $80 million, for a net impact of $103 million. Income before taxes includes noncontrolling interests of $80 million.
[2]	Total fee and other revenue includes income from consolidated investment management funds of $189 million, net of noncontrolling interests of $76 million, for a net impact of $113 million. Income before taxes includes noncontrolling interests of $76 million.
[3]	(a)Total fee and other revenue includes income from consolidated investment management funds of $200 million, net of noncontrolling interests of $50 million, for a net impact of $150 million. Income before taxes includes noncontrolling interests of $50 million.
[4]	Income before taxes divided by total revenue.